Intangible Assets	6 Months Ended
Jun. 30, 2015
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 5 — INTANGIBLE ASSETS
Intangible assets and unfavorable leases terms as of June 30, 2015 and December 31, 2014 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2013	$248,528	$(129,123)	$119,405
Additions	—	(23,287)	(23,287)
Accelerated amortization	(89,541)	67,478	(22,063)
Favorable lease terms December 31, 2014	$158,987	$(84,932)	$74,055
Additions	—	(9,310)	(9,310)
Favorable lease terms June 30, 2015	$158,987	$(94,242)	$64,745

Amortization expense of favorable lease terms for the three and six month periods ended June 30, 2015 and 2014 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
Favorable lease terms charter-out	$(4,655)	$(4,655)	$(9,310)	$(13,976)
Acceleration of favorable lease term	—	—	—	(22,063)
Total	$(4,655)	$(4,655)	$(9,310)	$(36,039)

 The aggregate amortization of the intangibles for the 12-month periods ended June 30 is estimated to be as follows:

Year	Amount
2016	$14,125
2017	13,389
2018	13,389
2019	11,624
2020	7,859
2021 and thereafter	4,359
$64,745

During the six month period ended June 30, 2014, Navios Partners' accelerated $22,010 of amortization of the Navios Pollux favorable lease intangible due to a change in its useful life following the termination of the credit default insurance policy (Refer to Note 15 “Other Income” for further details). The additional amount of $53 of accelerated amortization incurred through June 30, 2014, relates to the expiration of the intangible assets associated with two vessels of our fleet.
Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 8.7 years for favorable lease terms charter out.